Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (76,462)	$ (71,136)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	7,021	10,308
Depreciation and amortization expense	1,925	2,020
Loss on disposal of property and equipment	0	95
Noncash lease expense	2,920	0
Net amortization of premiums on marketable securities	208	708
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	206	(1,075)
Accounts payable	(801)	(720)
Accrued expenses and other current liabilities	973	153
Operating lease liabilities	(3,080)	0
Deferred rent	0	116
Net cash used in operating activities	(67,090)	(59,531)
Cash flows from investing activities:
Purchases of property and equipment	(314)	(1,264)
Purchases of marketable securities	(69,498)	(45,308)
Maturities of marketable securities	60,000	90,000
Net cash provided by (used in) investing activities	(9,812)	43,428
Cash flows from financing activities:
Proceeds from private investment	0	86,400
Proceeds from issuance of common stock under the ATM Program, net of commissions	2,904	0
Payments of offering costs	(141)	(303)
Proceeds from exercise of common stock options	0	3,363
Proceeds from issuance of common stock under Employee Stock Purchase Plan	115	141
Net cash provided by financing activities	2,878	89,601
Net increase (decrease) in cash, cash equivalents and restricted cash	(74,024)	73,498
Cash, cash equivalents and restricted cash at beginning of period	133,430	59,932
Cash, cash equivalents and restricted cash at end of period	59,406	133,430
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment included in accounts payable and accrued expenses	$ 245	$ 0